Commitments and Contingencies	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a) The Partnership’s share of commitments to fund newbuilding and other construction contract costs as at September 30, 2017 are as follows:

	Total $	Remainder of 2017 $	2018 $	2019 $	2020 $
Consolidated LNG carrier newbuildings (i)	1,165,701	376,960	536,671	252,070	—
Equity-accounted joint ventures (ii)	1,183,589	110,937	556,064	318,683	197,905
	2,349,290	487,897	1,092,735	570,753	197,905

(i)
As at September 30, 2017, the Partnership had eight LNG carrier newbuildings on order which are scheduled for delivery between the remainder of 2017 and 2019. These commitment amounts are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2016. The Partnership has secured $1.0 billion of financing related to the remaining commitments for seven of the eight LNG carrier newbuildings included in the table above (see Note 5(ii) and Note 16e).

(ii)
The commitment amounts relating to the Partnership’s share of costs for newbuilding and other construction contracts in the Partnership’s equity-accounted joint ventures are based on the Partnership’s ownership percentage in each respective joint venture as of September 30, 2017. These commitments are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2016. Based on the Partnership's ownership percentage in each respective joint venture, the Partnership's equity-accounted joint ventures have secured $336 million of financing related to the remaining commitments included in the table above.

b) Management is required to assess if the Partnership will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. The Partnership anticipates making payments related to commitments to fund its wholly-owned vessels under construction of $377.0 million during the remainder of 2017 and $536.7 million during 2018 as well as other payments relating to its equity-accounted joint ventures (see Note 11a(ii)).

Over the one-year period following the issuance of its financial statements, the Partnership will need to obtain additional sources of financing, in addition to amounts generated from operations, to meet its minimum liquidity requirements under its financial covenants. These anticipated sources of financing include refinancing loan facilities maturing in the fourth quarter of 2017 and mid-2018 as well as obtaining new debt financing for the unfinanced portion of the Partnership's vessels under construction (see Note 16f).

The Partnership is actively pursuing the alternatives described above, which it considers probable of completion based on the Partnership’s history of being able to refinance similar loan facilities and to obtain new financing for its vessels under construction, as well as the progress it has made on the financing process to date. The Partnership is in various stages of completion with respect to its anticipated new financing facilities (see Note 16e).

Based on the Partnership’s liquidity at the date these consolidated financial statements were issued, the liquidity the Partnership expects to generate from operations over the following year, and by incorporating the Partnership’s plans to raise additional liquidity that it considers probable of completion, the Partnership estimates that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.

c) The Partnership owns a 70% interest in the Teekay Nakilat Joint Venture, which was the lessee under three separate 30-year capital lease arrangements with a third party for three LNG carriers (or the RasGas II LNG Carriers). Under the terms of the leasing arrangements for the RasGas II LNG Carriers, the lessor claimed tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks were assumed by the lessee, in this case the Teekay Nakilat Joint Venture. Lease payments under the lease arrangements were based on certain tax and financial assumptions at the commencement of the leases and subsequently adjusted to maintain the lessor’s agreed after-tax margin. On December 22, 2014, the Teekay Nakilat Joint Venture terminated the leasing arrangements of the RasGas II LNG Carriers. However, the Teekay Nakilat Joint Venture remains obligated to the lessor to maintain the lessor’s agreed after-tax margin from the commencement of the lease to the lease termination date and placed $6.8 million on deposit with the lessor as security against any future claims, which deposit is recorded as part of restricted cash - long-term in the Partnership’s consolidated balance sheets.

The UK taxing authority (or HMRC) has been challenging the use of similar lease structures in the UK courts. One of those challenges was eventually decided in favor of HMRC (Lloyds Bank Equipment Leasing No. 1 or LEL1), with the lessor and lessee choosing not to appeal the decision further. The LEL1 tax case concluded that capital allowances were not available to the lessor. On the basis of this conclusion, HMRC is now asking lessees on other leases, including the Teekay Nakilat Joint Venture, to accept that capital allowances are not available to their lessor. The Teekay Nakilat Joint Venture does not accept this contention and has informed HMRC of this position. It is not known at this time whether the Teekay Nakilat Joint Venture would eventually prevail in court. If the former lessor of the RasGas II LNG Carriers were to lose on a similar claim from HMRC, the Partnership’s 70% share of Teekay Nakilat Joint Venture's potential exposure is estimated to be approximately $42 million. Such estimate is primarily based on information received from the lessor.